WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	AUSTRALIA — 1.3%
88,609	HUB24, Ltd.	$3,820,009
	BRAZIL — 3.7%
316,640	CI&T, Inc. - Class A*	1,890,341
408,100	Embraer S.A.*	4,702,107
726,361	Inter & Co., Inc. - Class A	3,980,458
		10,572,906
	CANADA — 6.5%
80,527	AtkinsRealis Group, Inc.	3,825,746
138,558	Definity Financial Corp.	6,156,208
134,210	Docebo, Inc.*	3,860,018
262,912	PrairieSky Royalty, Ltd.	4,740,856
		18,582,828
	CHINA — 3.6%
95,190	HUYA, Inc. - ADR	305,560
201,194	Kanzhun Ltd. - ADR*	3,856,889
4,650,500	Meitu, Inc.*	3,272,711
155,650	NetEase Cloud Music, Inc.*	2,974,408
		10,409,568
	DENMARK — 1.0%
143,420	ALK-Abello A/S*	2,894,042
	FRANCE — 4.6%
180,228	Exosens SAS*	6,549,089
124,733	Planisware S.A.*	3,149,670
67,063	SOITEC*	3,586,609
		13,285,368
	GERMANY — 8.3%
176,334	Auto1 Group S.E.*	3,922,688
58,639	CTS Eventim A.G. & Co. KGaA	5,882,884
96,596	RENK Group A.G.*	4,675,902
89,291	Scout24 S.E.	9,350,906
		23,832,380
	GREECE — 1.6%
811,181	Piraeus Financial Holdings S.A.	4,457,285
	INDIA — 4.8%
66,423	BSE, Ltd.	4,229,139
872,270	Muthoot Microfin, Ltd.*	1,249,867

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
149,731	PB Fintech, Ltd.*	$2,765,073
106,378	Poly Medicure, Ltd.	2,788,810
401,192	Triveni Turbine, Ltd.	2,625,942
		13,658,831
	INDONESIA — 1.2%
23,581,600	Bank Syariah Indonesia Tbk P.T.	3,304,754
	ITALY — 4.4%
120,455	Buzzi S.p.A.	5,796,298
341,702	Lottomatica Group Spa	6,897,924
		12,694,222
	JAPAN — 15.0%
112,500	Fujikura, Ltd.	4,166,426
417,400	GENDA, Inc.*	3,754,654
79,300	IHI Corp.	5,534,256
205,100	Integral Corp.	4,069,549
232,400	Lifedrink Co., Inc.	2,352,771
12,500	Maruwa Co., Ltd.	2,586,172
151,400	Money Forward, Inc.*	4,071,926
292,700	Rakus Co., Ltd.	3,946,102
107,400	Sanrio Co., Ltd.	4,968,928
42,600	Shibaura Mechatronics Corp.	2,038,831
538,273	Timee, Inc.*	5,457,110
		42,946,725
	MEXICO — 2.2%
544,336	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	2,841,434
334,827	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,290,923
		6,132,357
	NETHERLANDS — 2.8%
107,651	Nebius Group N.V.*	2,272,513
43,994	Redcare Pharmacy N.V.*	5,696,086
		7,968,599
	NORWAY — 1.6%
171,831	Schibsted A.S.A. - Class A	4,630,644
	POLAND — 1.7%
328,951	InPost S.A.*	4,827,840

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA — 1.1%
849,782	OUTsurance Group, Ltd.	$3,230,423
	SPAIN — 1.7%
284,286	Puig Brands S.A. - Class B*	4,860,282
	SWEDEN — 9.2%
763,967	Apotea Sverige A.B.*	5,539,099
221,432	Beijer Ref A.B.	3,114,959
107,698	BoneSupport Holding A.B.*	3,160,100
127,556	Hemnet Group A.B.	4,230,624
138,178	RaySearch Laboratories A.B.	3,099,722
632,387	Truecaller A.B. - Class B	4,289,754
156,877	Yubico A.B.*	2,838,218
		26,272,476
	TAIWAN — 0.8%
79,000	Jentech Precision Industrial Co., Ltd.	2,379,246
	UNITED KINGDOM — 18.1%
2,702,938	Alphawave IP Group PLC*	3,291,641
591,908	Ashtead Technology Holdings PLC	4,044,947
584,598	Babcock International Group PLC	5,501,761
1,967,857	Baltic Classifieds Group PLC	7,639,078
84,137	Cranswick PLC	5,331,249
2,664,311	Deliveroo PLC*	4,119,856
60,653	Diploma PLC	3,036,419
16,119	Games Workshop Group PLC	2,929,014
893,038	Melrose Industries PLC	5,512,932
450,575	St James's Place PLC	5,727,966
1,635,652	Trustpilot Group PLC*	4,690,165
		51,825,028
	UNITED STATES — 2.5%
208,122	Freshworks, Inc. - Class A*	2,936,602
332,749	Life360, Inc.*	4,176,058
		7,112,660

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.2%
718,171	FPT Corp.	$3,416,655
	TOTAL COMMON STOCKS
	(Cost $274,941,263)	283,115,128
	SHORT-TERM INVESTMENTS — 0.2%
689,740	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.13%[1]	689,740
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $689,740)	689,740
	TOTAL INVESTMENTS — 99.1%
	(Cost $275,631,003)	283,804,868
	Other Assets in Excess of Liabilities — 0.9%	2,594,253
	TOTAL NET ASSETS — 100.0%	$286,399,121

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.